UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7478

Name of Fund: BlackRock MuniVest Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniVest Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                       Face
State                Amount   Municipal Bonds                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 7.2%      $ 5,300   Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds
                              (Ascension Health Credit), Series C-2, 5% due 11/15/2036                                    $   5,491
                      5,000   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75% due 6/01/2032         5,360
                      3,500   Prattville, Alabama, IDB, Environmental Improvement Revenue Bonds (International Paper
                              Co. Projects), AMT,  Series A, 4.75% due 12/01/2030                                             3,500
                      5,000   Selma, Alabama, IDB, Environmental Improvement Revenue Bonds (International Paper Co.
                              Projects), AMT,  Series A, 4.75% due 12/01/2030                                                 4,807
                      2,900   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                              Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875% due 8/01/2036         2,961
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Arizona - 2.7%        1,400   Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona Public
                              Service Co.-Navajo Project), VRDN, AMT, Series A, 3.77% due 10/01/2029 (l)                      1,400
                      1,000   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                              Project 1), Series A, 6.75% due 7/01/2029                                                       1,017
                      2,315   Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                              Refunding, 7.50% due 7/01/2010 (d)                                                              2,584
                      1,995   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                              Series C, 6.75% due 7/01/2031                                                                   2,137
                        960   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools
                              Project II), Series A, 6.75% due 7/01/2021                                                      1,033
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California - 8.1%     7,950   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                              Series A, 5.25% due 4/01/2039                                                                   8,380
                      6,605   California State, GO, 5.50% due 4/01/2014 (j)                                                   7,316
                        160   California State, GO, 5.50% due 4/01/2028                                                         174
                        210   California State, GO, 5.50% due 4/01/2030                                                         228
                      2,500   Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5%
                              due 12/01/2027                                                                                  2,626
                      5,010   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                              Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                                 6,107
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniVest Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
GO          General Obligation Bonds
HDA         Housing Development Authority
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
RIB         Residual Interest Bonds
S/F         Single-Family
VRDN        Variable Rate Demand Notes

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.7%       $   215  Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                               due 4/01/2031                                                                             $      218
                        3,025  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                               Series A, 7.35% due 9/01/2031                                                                  3,201
                          830  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                               Series B, 7% due 9/01/2031                                                                       881
                        1,310  North Range, Colorado, Metropolitan District Number 1, GO, 7.25% due 12/15/2011 (j)            1,409
                        3,300  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                               Improvement Fees),  8% due 12/01/2025                                                          3,650
                          820  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                               Improvement Fees),  8.125% due 12/01/2025                                                        826
                        1,000  Southlands, Colorado, Medical District, GO (Metropolitan District Number 1), 7%
                               due 12/01/2024                                                                                 1,104
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.1%      1,165  Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet Inc.
                               Project), AMT, 7.95% due 4/01/2026                                                             1,400
                        2,000  Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                               Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                                   2,126
-----------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.3%         1,000  New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN, 7%
                               due 10/01/2008 (l)                                                                             1,000
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Florida - 9.8%          2,350  Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                               Revenue Bonds, Series A, 6.375% due 5/01/2035                                                  2,512
                          850  Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                               Revenue Bonds, Series B, 5.75% due 5/01/2013                                                     885
                        8,000  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Adventist Health System), Series C, 5.25% due 11/15/2036                                      8,451
                        4,250  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                               Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                               4,424
                        4,000  Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                               Bonds, Series A, 6.25% due 5/01/2037                                                           4,338
                        1,280  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                               Health System), 5.625% due 11/15/2012 (j)                                                      1,407
                        1,135  Orlando, Florida Urban Community Development District, Capital Improvement Special
                               Assessment Bonds, 6.25% due 5/01/2034                                                          1,221
                        1,000  Orlando, Florida Urban Community Development District, Capital Improvement Special
                               Assessment Bonds, Series A, 6.95% due 5/01/2033                                                1,079
                        1,250  Palm Coast Park Community Development District, Florida, Special Assessment Revenue
                               Bonds, 5.70% due 5/01/2037                                                                     1,277
                          900  Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                               6.75% due 5/01/2032                                                                              960
                          935  Preserve at Wilderness Lake, Florida, Community Development District, Capital
                               Improvement Bonds, Series A, 7.10% due 5/01/2033                                               1,029
                          400  Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, VRDN, 3.68%
                               due 7/01/2016 (b)(l)                                                                             400
                        2,000  West Villages Improvement District, Florida, Special Assessment Revenue Bonds (Unit of
                               Development Number 3), 5.50% due 5/01/2037                                                     2,010
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.9%          2,000  Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2024        2,211
                        1,225  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                               (Coastal Community Retirement Corporation Project), Series A, 7.125% due 1/01/2025             1,186
                        1,075  Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                               Refunding, VRDN, 8% due 4/01/2010 (l)                                                          1,075
                        2,000  Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds (Canterbury
                               Court Project), Series A, 6.125% due 2/15/2026                                                 2,112

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $   600  Gainesville Georgia Redevelopment Authority, Educational Facilities Revenue Refunding
                               Bonds (Riverside Military Academy), 5.125% due 3/01/2037                                  $      612
                        5,620  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W, 6.60%
                               due 1/01/2018                                                                                  6,506
                          380  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W, 6.60%
                               due 1/01/2018 (c)                                                                                436
                        1,250  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series X, 6.50%
                               due 1/01/2020                                                                                  1,472
                        1,350  Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                               College and State University Foundation), 5.50% due 9/01/2024                                  1,450
                        1,000  Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                               College and State University Foundation), 5.625% due 9/01/2030                                 1,081
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.0%              145  Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2, 6.90%
                               due 1/01/2027                                                                                    149
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 10.6%        4,000  Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                               Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                   4,121
                          235  Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7% due 3/01/2032 (f)(g)            241
                          800  Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032              865
                        1,000  Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A,
                               6.57% due 2/15/2013                                                                            1,034
                        2,800  Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids Management
                               LLC Project), AMT, 6% due 11/01/2023                                                           2,906
                        1,000  Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation Providers
                               Facilities), Series A, 6.50% due 7/01/2022                                                     1,083
                        2,500  Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                               Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                               2,540
                          415  Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75% due 9/01/2023               420
                          500  Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                               Series A, 5.625% due 2/15/2037                                                                   514
                        1,035  Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                               Series A, 6% due 5/15/2037                                                                     1,098
                        2,000  McLean and Woodford Counties, Illinois, Community Unit, School District Number 005, GO,
                               Refunding, 6.375% due 12/01/2016 (h)                                                           2,223
                        1,500  Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20% due
                               11/01/2020 (b)                                                                                 1,848
                        7,000  Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 6.70% due
                               11/01/2021 (d)                                                                                 8,614
                        2,500  Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75% due
                               6/01/2020 (d)                                                                                  3,402
                        1,580  Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax Increment
                               Financing (TIF) Redevelopment Project), 6% due 1/01/2025                                       1,604
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 13.2%         8,245  Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds
                               (Clarian Health Obligation), Series A, 5.25% due 2/15/2040                                     8,656
                        2,000  Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds
                               (Schneck Memorial Hospital Project), Series A, 5.25% due 2/15/2030                             2,109
                        7,350  Indiana Health and Educational Facilities Financing Authority, Revenue Refunding Bonds
                               (Ascension Health Credit), Series B-5, 5% due 11/15/2036                                       7,614
                        5,545  Indiana State HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80% due
                               1/01/2017 (e)                                                                                  5,678
                        2,000  Indiana Transportation Finance Authority Highway Revenue Bonds, Series A, 7.25%
                               due 6/01/2015                                                                                  2,326
                        3,775  Indiana Transportation Finance Authority Highway Revenue Bonds, Series A, 6.80%
                               due 12/01/2016                                                                                 4,430
                        8,750  Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds,
                               Series D, 6.75% due 2/01/2014                                                                  9,877
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 4.0%       $11,650  Louisville & Jefferson County Kentucky Metropolitan Government Health System Revenue
                               Bonds (Norton Healthcare, Inc.), 5.25% due 10/01/2036                                     $   12,218
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 9.3%        5,000  Louisiana Local Government, Environmental Facilities, Community Development Authority
                               Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                               7/01/2030 (b)                                                                                  5,939
                        8,260  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries
                               of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                                8,665
                       10,000  Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project), 6.50%
                               due 1/01/2017                                                                                 10,184
                        3,600  Sabine River Authority, Louisiana, Water Facilities Revenue Refunding Bonds
                               (International Paper Company), 6.20% due 2/01/2025                                             3,834
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.9%         2,000  Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds,
                               Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016                    2,043
                        1,100  Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (King
                               Farm Presbyterian Community), Series B, 5% due 1/01/2017                                       1,102
                        1,000  Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                               (University of Maryland Medical System), Series B, 7% due 7/01/2022 (d)                        1,298
                        1,230  Montgomery County, Maryland, Special Obligation, GO (West Germantown Development
                               District), Series A, 6.70% due 7/01/2027 (k)                                                   1,384
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 2.7%    1,000  Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                               Senior-Series A, 7.50% due 5/01/2011                                                           1,140
                        6,000  Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%
                               due 7/15/2019 (c)                                                                              7,115
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.8%         3,100  Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical
                               Center), Series A, 6% due 7/01/2020 (a)                                                        3,376
                        4,320  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                               Clemens General Hospital), Series B, 5.875% due 11/15/2034                                     4,571
                        3,000  Michigan State Hospital Finance Authority, Revenue Bonds (Mid-Michigan Obligor Group),
                               Series A, 5% due 4/15/2036                                                                     3,078
                        3,500  Michigan State Hospital Finance Authority, Revenue Bonds (Trinity Health Credit Group),
                               Series A, 5% due 12/01/2031                                                                    3,652
                        3,000  Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds (Development
                               Area Number 3), 6.375% due 6/01/2031                                                           3,201
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 5.8%      5,850  Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser
                               Company Project), Series A, 6.80% due 4/01/2022                                                7,091
                        7,200  Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                               Resources Inc. Project), 5.875% due 4/01/2022                                                  7,277
                        3,465  Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                               Resources Inc. Project), 5.90% due 5/01/2022                                                   3,502
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.0%           110  Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeowner
                               Loan), AMT, Series A, 7.50% due 3/01/2031 (g)                                                    113
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.3%           405  Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series C, 6.30%
                               due 9/01/2028 (f)(g)                                                                             409
                          405  Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series D, 6.45%
                               due 3/01/2028 (g)                                                                                412
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%             620  Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds, 6.375%
                               due 8/01/2023                                                                                    642
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.8%       4,250  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                               4,455

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,435  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                               Series A,  7.25% due 11/15/2011 (j)                                                       $    2,775
                        3,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                               6.25% due 9/15/2029                                                                            3,127
                        1,680  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                               Hospital Association), 6.625% due 7/01/2036                                                    1,834
                        5,785  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7%
                               due 6/01/2013 (j)                                                                              6,793
                        5,000  Tobacco Settlement Financing Corporation of New Jersey, Series 1A, 5% due 6/01/2029            5,012
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.1%       3,160  Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                               Project), Series A, 6.95% due 10/01/2020                                                       3,264
-----------------------------------------------------------------------------------------------------------------------------------
New York - 4.2%           690  New York City, New York, City IDA, Civic Facility Revenue Bonds,  Series C, 6.80%
                               due 6/01/2028                                                                                    756
                          890  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs Facility
                               Pooled Program), Series C-1, 6.50% due 7/01/2017                                                 935
                        1,920  New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                               Project), AMT, 7.625% due 12/01/2032                                                           2,152
                           40  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2015 (d)                        43
                        3,160  New York City, New York, GO, Refunding, Series F, 5.25% due 1/15/2033                          3,330
                        1,500  New York State Dormitory Authority, Revenue Refunding Bonds, RIB, Series 305, 8.09% due
                               5/15/2015 (i)(m)                                                                               1,737
                        1,000  Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                               Facilities Pooled Program), Series E-1, 6.50% due 7/01/2017                                    1,051
                        2,690  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                               (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                      2,882
-----------------------------------------------------------------------------------------------------------------------------------
North                   1,675  Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
Carolina - 1.1%                Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035           1,791
                        1,500  North Carolina Medical Care Commission, Retirement Facilities, First Mortgage Revenue
                               Bonds (Givens Estates Project), Series A, 6.375% due 7/01/2023                                 1,619
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.6%             1,650  Ohio State Higher Education Facility Revenue Bonds (University Hospital Health System),
                               5.25% due 1/15/2046                                                                            1,729
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.9%     1,235  Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding Bonds,
                               5.50% due 11/01/2016                                                                           1,303
                          880  Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice Inc.),
                               Series A, 6.125% due 1/01/2025                                                                   935
                          470  Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                               Project), 6.125% due 2/01/2028                                                                   495
                        1,090  Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                               Project),  6.25% due 2/01/2035                                                                 1,151
                        2,000  Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                               (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                                2,088
                        1,250  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University of
                               Pennsylvania Medical Center Health System), Series A, 6% due 1/15/2031                         1,348
                        1,265  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                               due 12/01/2017                                                                                 1,268
                        2,425  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie Healthcare
                               System), Series B, 5.85% due 12/01/2020                                                        2,604
                        3,350  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie Healthcare
                               System), Series B, 7.125% due 12/01/2031                                                       3,965
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.4%     1,140  Rhode Island State Health and Educational Building Corporation, Hospital Financing
                               Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (j)                             1,289
-----------------------------------------------------------------------------------------------------------------------------------
South                   1,200  Lexington County, South Carolina, Health Services District Inc., Hospital Revenue Bonds
Carolina - 1.4%                (Lexington Medical Center), 5.50% due 5/01/2032                                                1,268

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 1,500  Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                               Refunding and Improvement Bonds, 5.50% due 11/01/2032                                     $    1,582
                        1,230  Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                               Refunding Bonds, 6.50% due 8/15/2012 (j)                                                       1,394
                          180  South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, AMT,
                               Series A, 6.70% due 7/01/2027                                                                    181
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.5%        1,000  Johnson City, Tennessee, Health and Educational Facilities Board, Retirement Facility
                               Revenue Bonds (Appalachian Christian Village Project), Series A, 6% due 2/15/2024              1,013
                        4,000  McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                               Newsprint), AMT, 7.40% due 12/01/2022                                                          4,055
                        5,000  Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                               Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)                        5,673
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 11.4%           6,110  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                               Tier, Series A, 6.70% due 1/01/2011 (j)                                                        6,742
                        1,500  Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT, Series A,
                               7.70% due 4/01/2033                                                                            1,754
                        1,810  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                               Series B, 7.75% due 12/01/2018                                                                 1,912
                        5,800  Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue
                               Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due 5/15/2033          6,481
                        2,500  Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                               Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due 4/01/2026         2,554
                        1,600  Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                               (Texas Children's Hospital), VRDN, Series B-1, 3.68% due 10/01/2029 (i)(l)                     1,600
                        3,440  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds (Reliant
                               Energy Inc.), Series C, 8% due 5/01/2029                                                       3,631
                        3,060  Port Corpus Christi, Texas, Individual Development Corporation, Environmental Facilities
                               Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due 11/01/2031                 3,143
                        2,500  Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), AMT, Series B,
                               6.70% due 11/01/2030                                                                           2,727
                          800  Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A, 6.45%
                               due 11/01/2030                                                                                   861
                        3,670  Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU Energy
                               Company LLC), Series C, 5.20% due 5/01/2028                                                    3,781
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.8%         1,000  Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                               Company), Series B, 5.875% due 6/01/2017                                                       1,076
                        7,215  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                               5.50% due 8/15/2008 (j)                                                                        7,549
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 4.6%       2,425  Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                               Refunding Bonds (Chelan Hydro System), AMT, Series D, 6.35% due 7/01/2028 (i)                  2,496
                          500  Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS, Series 248,
                               7.615% due 7/01/2018 (i)(m)                                                                      588
                        2,200  Washington State Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center),
                               6% due 12/01/2010 (j)(k)                                                                       2,369
                        5,000  Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project
                               Number 1), Series B, 7.125% due 7/01/2016                                                      6,202
                        1,900  Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project
                               Number 3), Series B, 7.125% due 7/01/2016 (i)                                                  2,360
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.5%        1,935  Badger Tobacco Asset Securitization Corporation, Wisconsin, Asset-Backed Revenue Bonds,
                               6.125% due 6/01/2027                                                                           2,069
                        2,215  Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Synergyhealth
                               Inc.), 6% due 11/15/2032                                                                       2,397
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin           $ 6,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 2.2%                 Project), AMT, 6.50% due 7/01/2021                                                        $    6,753

-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost - $399,524) - 140.1%                                             430,610
-----------------------------------------------------------------------------------------------------------------------------------

                               Municipal Bonds Held in Trust (n)
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.2%         6,000  Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                               Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2020 (i)                                      6,415
                        4,200  Kane and De Kalb Counties, Illinois, Community Unity School District Number 302, GO,
                               5.75% due 2/01/2014 (d)(j)                                                                     4,646
                        1,000  Kane and De Kalb Counties, Illinois, Community Unity School District Number 302, GO,
                               5.75% due 2/01/2019 (d)                                                                        1,106
                        6,400  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                               Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (i)         6,978
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.4%   10,000  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                               Series A, 5% due 8/15/2030 (h)                                                                10,547
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.3%         6,750  New York City, New York, City Transitional Finance Authority Revenue Bonds, Future Tax
                               Secured, Series B, 6.25% due 11/15/2018                                                        7,333
                       11,000  New York State Dormitory Authority, State University Educational Facilities Revenue
                               Refunding Bonds, Series 1989, 6% due 5/15/2010 (i)(j)                                         11,870
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.4%     4,000  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6%
                               due 1/01/2018 (h)                                                                              4,232
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 6.5%           10,000  Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding Bonds
                               (School Health Care System), Series B, 5.75% due 7/01/2027 (c)                                11,932
                        7,500  San Antonio, Texas, Electric and Gas Revenue Bonds, Series A, 5.75% due 2/01/2010 (j)          7,922
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 5.5%       3,500  Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                               Station), Series A, 5.75% due 7/01/2018 (i)                                                    3,808
                        2,250  Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                               Station), Series B, 6% due 7/01/2018 (b)                                                       2,475
                       10,000  Washington State, Various Purpose, GO, Series B, 6% due 1/01/2010 (h)(j)                      10,610
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds Held in Trust (Cost - $85,988) - 29.3%                                  89,874
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments  (Cost - $485,512*)  - 169.4%                                              520,484

                               Other Assets Less Liabilities - 1.1%                                                           3,478

                               Liability for Trust Certificates, Including Interest Expense Payable - (13.5%)               (41,524)

                               Preferred Stock, at Redemption Value - (57.0%)                                              (175,130)
                                                                                                                         ----------
                               Net Assets Applicable to Common Stock - 100.0%                                            $  307,308
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 445,227
                                                                      =========
      Gross unrealized appreciation                                   $  34,610
      Gross unrealized depreciation                                        (653)
                                                                      ---------
      Net unrealized appreciation                                     $  33,957
                                                                      =========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FHA Insured.

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

(f)   FHLMC Collateralized.
(g)   FNMA/GNMA Collateralized.
(h)   FSA Insured.
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of January 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------------------
                                                                                     Notional              Unrealized
                                                                                      Amount              Appreciation
      ----------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.636% and receive a floating rate
      based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires February 2017                                                          $ 11,500               $    130

      Pay a fixed rate of 3.59% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires March 2017                                                              $ 6,000                     91

      Pay a fixed rate of 3.677% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires April 2017                                                             $ 11,500                    100
      ----------------------------------------------------------------------------------------------------------------
      Total                                                                                                 $    321
                                                                                                            ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniVest Fund II, Inc.

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniVest Fund II, Inc.

Date: March 26, 2007


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniVest Fund II, Inc.

Date: March 26, 2007